                            `33 Act File No. 2-73024
                            `40 Act File No. 811-3213

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 13, 2008

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

Post-Effective Amendment No. 111                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 112                                                    [X]

                        (Check appropriate box or boxes)

                       NATIONWIDE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

Send Copies of Communications to:
ALLAN J. OSTER, ESQ.                     BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000              STRADLEY RONON STEVENS & YOUNG, LLP
CONSHOHOCKEN, PENNSYLVANIA 19428         2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)  PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [x] on March 24, 2008 pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on [date] pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]  This  post-effective  amendment  designated  a  new  effective  date  for a previously filed post-effective amendment.

                                Explanatory Note

This  Post-Effective  Amendment  No.  111,  Amendment  No.  112 to  Registrant's
Registration  Statement on Form N-1A (the "Amendment") is being filed under Rule
485(b)(1)(iii)  and  incorporates  by reference (i) the  Prospectus for the NVIT
Core Bond Fund, Neuberger Berman NVIT Socially Responsible Fund, Lehman Brothers
NVIT Core Plus Bond Fund,  NVIT  Multi-Manager  International  Growth Fund, NVIT
Multi-Manager  Large Cap Growth Fund,  NVIT  Multi-Manager  Mid Cap Growth Fund,
NVIT  Multi-Manager  Mid  Cap  Value  Fund,  Neuberger  Berman  NVIT  Multi  Cap
Opportunities  Fund,  Van Kampen NVIT Real Estate Fund, and NVIT Short Term Bond
Fund; (ii) the Statement of Additional Information for the aforementioned funds;
and (iii) the Part C. This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective  Amendment No. 102,  Amendment No. 103 until
March 24, 2008.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment  Company Act of 1940, as amended,  the  Registrant  certifies that it meets  all of the  requirements  for  the  effectiveness  of  this  Registration
Statement  pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused  this  Post-Effective  Amendment  No.  111,  Amendment  No.  112 to  this
Registration Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Conshohocken,  and Commonwealth of Pennsylvania,
on this 13th day of March, 2008.

         NATIONWIDE VARIABLE INSURANCE TRUST

         By:         /s/ Allan J. Oster
         ------------------------------------
         Allan J. Oster, Attorney-In-Fact for

Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933,  THIS  POST-EFFECTIVE
AMENDMENT  NO. 111,  AMENDMENT  NO. 112 TO THE  REGISTRATION  STATEMENT HAS BEEN
SIGNED BELOW BY THE FOLLOWING  PERSONS IN THE  CAPACITIES  INDICATED ON THE 13TH
DAY OF MARCH, 2008.

Signature & Title
-----------------

Principal Executive Officer

STEPHEN T. GRUGEON*
-------------------------------------------
Stephen T. Grugeon, President and Chief Executive Officer

Principal Accounting and Financial Officer

JOSEPH FINELLI*
-------------------------------------------
Joseph Finelli, Treasurer and Chief Financial Officer

CHARLES E. ALLEN*
-------------------------------------------
Charles E. Allen, Trustee

PAULA H. J. CHOLMONDELEY*
-------------------------------------------
Paula H. J. Cholmondeley, Trustee

C. BRENT DEVORE*
-------------------------------------------
C. Brent Devore, Trustee

PHYLLIS KAY DRYDEN*
--------------------------------------------
Phyllis Kay Dryden, Trustee

BARBARA L. HENNIGAR*
-------------------------------------------
Barbara L. Hennigar, Trustee

BARBARA I. JACOBS*
--------------------------------------------
Barbara I. Jacobs, Trustee

DOUGLAS F. KRIDLER*
-------------------------------------------
Douglas F. Kridler, Trustee

MICHAEL D. MCCARTHY*
--------------------------------------------
Michael D. McCarthy, Trustee

ARDEN L. SHISLER*
-------------------------------------------
Arden L. Shisler, Trustee

DAVID C. WETMORE*
-------------------------------------------
David C. Wetmore, Trustee and Chairman

*BY:

     /s/ Allan J. Oster
     --------------------------------------
     Allan J. Oster, Attorney-In Fact